Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Receivables (Note 14)	€ 8,419	€ 8,727
Trade receivables billed	10,666	10,891
Impairment of trade receivables	(2,657)	(2,563)
Receivables from associates and joint ventures (Note 9)	33	32
Other receivables	377	367
Other current assets	2,160	1,366
Contractual assets (Note 20)	341	0
Capitalized costs (Note 20)	566	0
Prepayments	1,253	1,366
Total	€ 10,579	€ 10,093